Average Annual Total Returns - PROFUND VP CONSUMER GOODS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Consumer GoodsSM Index OneYear		Dow Jones U.S. Consumer GoodsSM Index FiveYears		Dow Jones U.S. Consumer GoodsSM Index TenYears
Total	31.05%	10.98%	11.40%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	33.18%	[1]	12.83%	[1]	13.29%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.